First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments
February 28, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) – 91.6%
	Advertising – 0.7%
$1,827,000	Clear Channel Outdoor Holdings, Inc. (b)	7.75%	04/15/28	$1,842,577
1,409,000	Clear Channel Outdoor Holdings, Inc. (b)	7.88%	04/01/30	1,485,648
564,000	Clear Channel Outdoor Holdings, Inc. (b)	7.13%	02/15/31	596,445
				3,924,670
	Aerospace & Defense – 1.6%
316,000	Amentum Holdings, Inc. (b)	7.25%	08/01/32	331,318
420,000	Axon Enterprise, Inc. (b)	6.13%	03/15/30	433,913
280,000	Axon Enterprise, Inc. (b)	6.25%	03/15/33	290,437
280,000	Carpenter Technology Corp. (b)	5.63%	03/01/34	285,860
2,281,000	TransDigm, Inc. (b)	6.63%	03/01/32	2,365,949
754,000	TransDigm, Inc. (b)	6.00%	01/15/33	767,899
3,665,000	TransDigm, Inc. (b)	6.38%	05/31/33	3,743,643
				8,219,019
	Alternative Carriers – 0.3%
1,717,000	Level 3 Financing, Inc. (b)	7.00%	03/31/34	1,786,203
	Aluminum – 0.3%
1,588,000	Novelis Corp. (b)	6.38%	08/15/33	1,606,411
	Apparel Retail – 0.3%
500,000	Nordstrom, Inc.	4.00%	03/15/27	498,502
1,146,000	Nordstrom, Inc.	4.38%	04/01/30	1,104,365
				1,602,867
	Apparel, Accessories & Luxury Goods – 0.1%
567,000	Under Armour, Inc. (b)	7.25%	07/15/30	587,039
	Application Software – 3.8%
1,831,000	Cloud Software Group, Inc. (b)	6.50%	03/31/29	1,797,212
6,234,000	Cloud Software Group, Inc. (b)	9.00%	09/30/29	6,111,465
2,879,000	Cloud Software Group, Inc. (b)	8.25%	06/30/32	2,883,874
548,000	Cloud Software Group, Inc. (b)	6.63%	08/15/33	517,461
2,445,875	GoTo Group, Inc. (b) (c)	5.50%	05/01/28	745,992
2,000,000	McAfee Corp. (b)	7.38%	02/15/30	1,638,789
5,986,000	RingCentral, Inc. (b)	8.50%	08/15/30	6,290,963
				19,985,756
	Asset Management & Custody Banks – 0.9%
3,287,000	Osaic Holdings, Inc. (b)	6.75%	08/01/32	3,319,426
1,464,000	Osaic Holdings, Inc. (b)	8.00%	08/01/33	1,460,019
				4,779,445
	Automobile Manufacturers – 0.7%
3,369,000	Ford Motor Co.	9.63%	04/22/30	3,937,432
	Automotive Retail – 0.8%
1,819,000	Gee Automotive Holdings LLC (b)	7.25%	03/01/31	1,849,895
2,341,000	Mavis Tire Express Services Topco Corp. (b)	6.50%	05/15/29	2,340,473
				4,190,368
	Broadcasting – 3.6%
2,974,000	Gray Media, Inc. (b)	4.75%	10/15/30	2,416,824
1,688,000	iHeartCommunications, Inc. (b)	4.75%	01/15/28	1,511,453
5,067,000	Nexstar Media, Inc. (b)	5.63%	07/15/27	5,070,795
3,333,000	Sinclair Television Group, Inc. (b)	8.13%	02/15/33	3,472,986

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Broadcasting (Continued)
$6,614,000	TEGNA, Inc.	4.63%	03/15/28	$6,600,559
				19,072,617
	Building Products – 4.2%
530,000	Advanced Drainage Systems, Inc. (b)	5.38%	03/01/34	535,364
1,414,000	Advanced Drainage Systems, Inc. (b)	6.38%	06/15/30	1,443,960
2,241,000	Builders FirstSource, Inc. (b)	6.38%	03/01/34	2,311,067
9,304,000	Builders FirstSource, Inc. (b)	6.75%	05/15/35	9,720,956
1,848,000	CP Atlas Buyer, Inc. (b)	9.75%	07/15/30	1,851,592
848,000	LBM Acquisition LLC (b)	9.50%	06/15/31	791,990
1,622,000	Standard Building Solutions, Inc. (b)	6.50%	08/15/32	1,671,983
999,000	Standard Building Solutions, Inc. (b)	6.25%	08/01/33	1,018,338
1,392,000	Standard Building Solutions, Inc. (b)	5.88%	03/15/34	1,389,567
574,000	Standard Industries, Inc. (b)	4.75%	01/15/28	572,594
858,000	Standard Industries, Inc. (b)	4.38%	07/15/30	828,352
				22,135,763
	Cable & Satellite – 5.1%
1,567,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	6.38%	09/01/29	1,588,864
1,184,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.75%	03/01/30	1,145,453
1,953,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.50%	08/15/30	1,864,065
3,219,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	7.38%	03/01/31	3,323,289
840,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	7.00%	02/01/33	859,489
250,000	CSC Holdings LLC (b)	3.38%	02/15/31	149,254
7,469,000	CSC Holdings LLC (b)	4.50%	11/15/31	4,489,028
7,058,000	DISH Network Corp. (b)	11.75%	11/15/27	7,310,895
5,849,537	EchoStar Corp.	10.75%	11/30/29	6,390,760
				27,121,097
	Cargo Ground Transportation – 0.0%
264,000	RXO, Inc. (b)	6.38%	05/15/31	257,647
	Casinos & Gaming – 1.9%
1,438,000	Boyd Gaming Corp. (b)	4.75%	06/15/31	1,407,741
1,999,000	Caesars Entertainment, Inc. (b)	4.63%	10/15/29	1,957,045
1,097,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (b)	6.75%	01/15/30	1,035,584
1,163,000	Light & Wonder International, Inc. (b)	7.50%	09/01/31	1,216,893
1,812,000	Scientific Games Holdings, L.P. / Scientific Games US Finance Co., Inc. (b)	6.63%	03/01/30	1,643,694
2,694,000	Station Casinos LLC (b)	4.63%	12/01/31	2,601,408
				9,862,365
	Commercial & Residential Mortgage Finance – 2.3%
559,000	Freedom Mortgage Holdings LLC (b)	9.25%	02/01/29	584,269
1,881,000	Freedom Mortgage Holdings LLC (b)	9.13%	05/15/31	1,949,416
1,112,000	Freedom Mortgage Holdings LLC (b)	8.38%	04/01/32	1,121,274
2,254,000	PennyMac Financial Services, Inc. (b)	6.75%	02/15/34	2,230,568
1,100,000	Rocket Cos, Inc. (b)	7.13%	02/01/32	1,151,011
1,878,000	Rocket Cos, Inc. (b)	6.38%	08/01/33	1,943,298
3,092,000	UWM Holdings LLC (b)	6.25%	03/15/31	2,989,554
				11,969,390
	Commercial Printing – 0.1%
1,440,000	LABL, Inc. (b) (c) (d) (e)	8.63%	10/01/31	583,200

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Construction & Engineering – 0.7%
$1,000,000	AECOM (b)	6.00%	08/01/33	$1,022,452
1,709,000	Brundage-Bone Concrete Pumping Holdings, Inc. (b)	7.50%	02/01/32	1,742,295
273,000	Williams Scotsman, Inc. (b)	6.63%	04/15/30	283,586
840,000	Williams Scotsman, Inc. (b)	7.38%	10/01/31	879,965
				3,928,298
	Construction Materials – 1.8%
1,529,000	JH North America Holdings, Inc. (b)	6.13%	07/31/32	1,570,350
4,953,000	Quikrete Holdings, Inc. (b)	6.75%	03/01/33	5,151,868
2,551,000	Smyrna Ready Mix Concrete LLC (b)	8.88%	11/15/31	2,711,736
				9,433,954
	Consumer Finance – 1.2%
560,000	EZCORP, Inc. (b)	7.38%	04/01/32	601,125
3,056,000	FirstCash, Inc. (b)	4.63%	09/01/28	3,021,006
2,904,000	FirstCash, Inc. (b)	6.88%	03/01/32	3,000,562
				6,622,693
	Data Processing & Outsourced Services – 0.3%
843,000	Block, Inc. (b)	5.63%	08/15/30	854,503
562,000	Block, Inc. (b)	6.00%	08/15/33	571,510
				1,426,013
	Diversified Metals & Mining – 0.2%
570,000	SCIH Salt Holdings, Inc. (b)	4.88%	05/01/28	568,242
300,000	SCIH Salt Holdings, Inc. (b)	6.63%	05/01/29	299,493
				867,735
	Diversified Support Services – 0.6%
901,000	RB Global Holdings, Inc. (b)	6.75%	03/15/28	916,670
1,978,000	RB Global Holdings, Inc. (b)	7.75%	03/15/31	2,058,930
				2,975,600
	Education Services – 0.6%
3,156,000	Graham Holdings Co. (b)	5.63%	12/01/33	3,163,855
	Electric Utilities – 1.1%
1,278,000	Alpha Generation LLC (b)	6.75%	10/15/32	1,330,421
3,902,000	Alpha Generation LLC (b)	6.25%	01/15/34	3,964,869
641,000	Vistra Operations Co. LLC (b)	7.75%	10/15/31	677,685
				5,972,975
	Electrical Components & Equipment – 0.1%
333,000	Sensata Technologies, Inc. (b)	3.75%	02/15/31	314,169
	Environmental & Facilities Services – 1.4%
1,196,000	Allied Universal Holdco LLC (b)	7.88%	02/15/31	1,264,260
1,956,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (b)	6.88%	06/15/30	2,037,090
568,000	Clean Harbors, Inc. (b)	5.75%	10/15/33	582,888
2,949,000	Waste Pro USA, Inc. (b)	7.00%	02/01/33	3,076,532
618,000	Wrangler Holdco Corp. (b)	6.63%	04/01/32	645,131
				7,605,901
	Fertilizers & Agricultural Chemicals – 0.1%
338,000	Scotts Miracle-Gro Co. (The)	4.38%	02/01/32	322,491

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Food Distributors – 1.9%
$603,000	US Foods, Inc. (b)	4.75%	02/15/29	$601,042
5,250,000	US Foods, Inc. (b)	4.63%	06/01/30	5,202,230
2,078,000	US Foods, Inc. (b)	7.25%	01/15/32	2,178,891
2,079,000	US Foods, Inc. (b)	5.75%	04/15/33	2,122,673
				10,104,836
	Health Care Facilities – 1.8%
4,445,000	AHP Health Partners, Inc. (b)	5.75%	07/15/29	4,359,055
309,000	Concentra Health Services, Inc. (b)	6.88%	07/15/32	323,026
3,722,000	Select Medical Corp. (b)	6.25%	12/01/32	3,633,819
690,000	Tenet Healthcare Corp. (b)	5.50%	11/15/32	699,027
280,000	Tenet Healthcare Corp. (b)	6.00%	11/15/33	289,533
				9,304,460
	Health Care Services – 1.7%
5,260,000	Raven Acquisition Holdings LLC (b)	6.88%	11/15/31	5,068,429
4,130,000	Surgery Center Holdings, Inc. (b)	7.25%	04/15/32	4,130,152
				9,198,581
	Health Care Supplies – 1.8%
5,020,000	Medline Borrower, L.P. (b)	3.88%	04/01/29	4,940,465
4,488,000	Medline Borrower, L.P. (b)	5.25%	10/01/29	4,490,561
				9,431,026
	Health Care Technology – 1.2%
6,527,000	AthenaHealth Group, Inc. (b)	6.50%	02/15/30	6,143,278
	Homebuilding – 0.4%
1,846,000	Dream Finders Homes, Inc. (b)	6.88%	09/15/30	1,888,971
279,000	Installed Building Products, Inc. (b)	5.63%	02/01/34	283,400
				2,172,371
	Homefurnishing Retail – 0.1%
282,000	Wayfair LLC (b)	6.75%	11/15/32	287,630
	Hotels, Resorts & Cruise Lines – 0.2%
284,000	RHP Hotel Properties L.P. / RHP Finance Corp. (b)	6.50%	06/15/33	295,184
535,000	RHP Hotel Properties L.P. / RHP Finance Corp. (b) (f)	5.75%	03/15/34	539,329
				834,513
	Household Products – 1.1%
1,746,000	Energizer Holdings, Inc. (b)	4.75%	06/15/28	1,730,661
4,009,000	Energizer Holdings, Inc. (b)	4.38%	03/31/29	3,897,668
				5,628,329
	Housewares & Specialties – 0.1%
426,000	Newell Brands, Inc. (b)	8.50%	06/01/28	448,638
	Human Resource & Employment Services – 0.8%
1,484,000	TriNet Group, Inc. (b)	7.13%	08/15/31	1,441,487
4,115,000	ZipRecruiter, Inc. (b)	5.00%	01/15/30	2,630,119
				4,071,606
	Independent Power Producers & Energy Traders – 3.2%
10,952,000	Lightning Power LLC (b)	7.25%	08/15/32	11,634,441
841,000	Talen Energy Supply LLC (b)	6.25%	02/01/34	856,297

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Independent Power Producers & Energy Traders (Continued)
$4,592,000	Talen Energy Supply LLC (b)	6.50%	02/01/36	$4,723,988
				17,214,726
	Industrial Machinery & Supplies & Components – 1.0%
752,000	Gates Corp. (The) (b)	6.88%	07/01/29	781,168
1,408,000	LSF12 Helix Parent LLC (b)	7.13%	02/01/33	1,416,987
2,161,000	Madison IAQ LLC (b)	5.88%	06/30/29	2,157,553
1,175,000	SPX FLOW, Inc. (b)	8.75%	04/01/30	1,204,108
				5,559,816
	Insurance Brokers – 10.2%
6,702,000	Acrisure LLC / Acrisure Finance, Inc. (b)	7.50%	11/06/30	6,824,352
1,750,000	Acrisure LLC / Acrisure Finance, Inc. (b)	6.75%	07/01/32	1,717,718
7,065,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	6.75%	10/15/27	7,068,997
7,588,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	6.75%	04/15/28	7,679,724
2,112,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	6.50%	10/01/31	2,126,232
3,365,000	AmWINS Group, Inc. (b)	6.38%	02/15/29	3,426,371
8,594,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (b)	7.13%	05/15/31	8,628,376
2,092,000	BroadStreet Partners Group LLC (b)	5.88%	04/15/29	2,027,832
4,625,000	HUB International Ltd. (b)	7.38%	01/31/32	4,710,330
8,880,000	Panther Escrow Issuer LLC (b)	7.13%	06/01/31	9,040,471
851,000	Ryan Specialty LLC (b)	5.88%	08/01/32	857,969
				54,108,372
	Interactive Media & Services – 1.1%
2,101,000	Cars.com, Inc. (b)	6.38%	11/01/28	2,058,503
3,657,000	Snap, Inc. (b)	6.88%	03/15/34	3,648,235
				5,706,738
	Internet Services & Infrastructure – 1.7%
2,280,000	Cipher Compute LLC (b)	7.13%	11/15/30	2,379,394
4,210,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	4,190,895
2,252,000	WULF Compute LLC (b)	7.75%	10/15/30	2,386,611
				8,956,900
	Investment Banking & Brokerage – 0.7%
923,000	Jane Street Group / JSG Finance, Inc. (b)	6.13%	11/01/32	929,217
2,684,000	Jane Street Group / JSG Finance, Inc. (b)	6.75%	05/01/33	2,756,332
				3,685,549
	IT Consulting & Other Services – 0.1%
282,000	CACI International, Inc. (b)	6.38%	06/15/33	290,540
	Leisure Facilities – 0.5%
876,000	Life Time, Inc. (b)	6.00%	11/15/31	903,278
283,000	SeaWorld Parks & Entertainment, Inc. (b)	5.25%	08/15/29	274,745
586,000	Six Flags Entertainment Corp. (b)	7.25%	05/15/31	575,707
1,120,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Millenium Operations LLC (b)	8.63%	01/15/32	1,134,805
				2,888,535

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Leisure Products – 0.1%
$549,000	Amer Sports Co. (b)	6.75%	02/16/31	$573,126
	Life Sciences Tools & Services – 1.8%
3,153,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	3,126,181
1,451,000	Fortrea Holdings, Inc. (b)	7.50%	07/01/30	1,385,713
2,802,000	IQVIA, Inc. (b)	6.50%	05/15/30	2,883,239
2,318,000	Star Parent, Inc. (b)	9.00%	10/01/30	2,355,586
				9,750,719
	Managed Health Care – 1.3%
2,000,000	Molina Healthcare, Inc. (b)	3.88%	11/15/30	1,823,255
2,076,000	Molina Healthcare, Inc. (b)	3.88%	05/15/32	1,835,216
3,396,000	Molina Healthcare, Inc. (b)	6.25%	01/15/33	3,343,298
				7,001,769
	Mortgage REITs – 0.6%
2,922,000	SV RNO Property Owner 1 LLC (b)	5.88%	03/01/31	2,937,150
	Movies & Entertainment – 0.5%
3,812,000	Discovery Global Holdings, Inc.	5.14%	03/15/52	2,506,390
	Oil & Gas Refining & Marketing – 2.4%
2,079,000	Sunoco L.P. (b)	5.63%	03/15/31	2,097,850
5,056,000	Sunoco L.P. (b)	5.88%	03/15/34	5,078,722
2,688,000	Venture Global LNG, Inc. (b)	8.38%	06/01/31	2,754,440
2,560,000	Venture Global LNG, Inc. (b)	9.88%	02/01/32	2,714,045
				12,645,057
	Oil & Gas Storage & Transportation – 1.5%
280,000	Rockies Express Pipeline LLC (b)	6.75%	03/15/33	296,156
5,143,000	Venture Global Plaquemines LNG LLC (b)	7.50%	05/01/33	5,707,748
1,439,000	Venture Global Plaquemines LNG LLC (b)	6.50%	01/15/34	1,515,193
286,000	Venture Global Plaquemines LNG LLC (b)	7.75%	05/01/35	324,545
				7,843,642
	Other Specialty Retail – 0.2%
690,000	PetSmart LLC / PetSmart Finance Corp. (b)	7.50%	09/15/32	698,715
563,000	PetSmart LLC / PetSmart Finance Corp. (b)	10.00%	09/15/33	565,168
				1,263,883
	Packaged Foods & Meats – 3.5%
1,002,000	BellRing Brands, Inc. (b)	7.00%	03/15/30	1,023,100
1,198,000	Fiesta Purchaser, Inc. (b)	7.88%	03/01/31	1,234,919
2,154,000	Lamb Weston Holdings, Inc. (b)	4.38%	01/31/32	2,063,854
3,312,000	Performance Food Group, Inc. (b)	6.13%	09/15/32	3,403,898
1,588,000	Performance Food Group, Inc. (b)	5.63%	03/01/34	1,594,305
3,354,000	Post Holdings, Inc. (b)	6.25%	02/15/32	3,454,442
3,018,000	Post Holdings, Inc. (b)	6.38%	03/01/33	3,074,352
2,799,000	Post Holdings, Inc. (b)	6.50%	03/15/36	2,849,833
				18,698,703
	Paper & Plastic Packaging Products & Materials – 1.4%
3,239,000	Graphic Packaging International LLC (b)	3.75%	02/01/30	3,066,648
1,923,000	Graphic Packaging International LLC (b)	6.38%	07/15/32	1,950,372
566,000	Sealed Air Corp. (b)	5.00%	04/15/29	570,917

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Paper & Plastic Packaging Products & Materials (Continued)
$2,070,000	Sealed Air Corp. / Sealed Air Corp. US (b)	6.13%	02/01/28	$2,099,897
				7,687,834
	Passenger Ground Transportation – 0.4%
2,126,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (b)	8.25%	01/15/30	2,146,335
	Rail Transportation – 0.5%
2,466,000	Genesee & Wyoming, Inc. (b)	6.25%	04/15/32	2,544,878
	Real Estate Operating Companies – 0.8%
1,108,000	Service Properties Trust (b)	(g)	09/30/27	1,011,973
958,000	Service Properties Trust (b)	8.63%	11/15/31	1,008,428
2,359,000	Service Properties Trust	8.88%	06/15/32	2,369,764
				4,390,165
	Real Estate Services – 0.3%
737,000	Cushman & Wakefield US Borrower LLC (b)	8.88%	09/01/31	780,534
562,000	Taylor Morrison Communities, Inc. (b)	5.75%	11/15/32	581,154
				1,361,688
	Research & Consulting Services – 1.2%
1,929,000	Clarivate Science Holdings Corp. (b)	4.88%	07/01/29	1,584,497
1,599,000	CoreLogic, Inc. (b)	4.50%	05/01/28	1,496,979
1,862,000	Neptune Bidsco US, Inc. (b)	9.29%	04/15/29	1,867,270
1,125,000	Neptune Bidsco US, Inc. (b)	10.38%	05/15/31	1,136,412
265,000	Neptune Bidsco US, Inc. (b)	9.50%	02/15/33	259,711
283,000	Science Applications International Corp. (b)	5.88%	11/01/33	281,446
				6,626,315
	Restaurants – 0.1%
515,000	Brinker International, Inc. (b)	8.25%	07/15/30	544,505
	Security & Alarm Services – 0.7%
618,000	Brink’s Co. (The) (b)	6.50%	06/15/29	636,895
2,999,000	Brink’s Co. (The) (b)	6.75%	06/15/32	3,106,319
				3,743,214
	Soft Drinks & Non-alcoholic Beverages – 0.1%
560,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc. (b)	6.25%	04/01/29	561,311
	Specialized Consumer Services – 0.5%
2,441,000	Wand NewCo 3, Inc. (b)	7.63%	01/30/32	2,548,442
	Systems Software – 1.2%
3,636,000	Gen Digital, Inc. (b)	7.13%	09/30/30	3,695,918
1,179,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	1,178,129
1,643,000	SS&C Technologies, Inc. (b)	6.50%	06/01/32	1,676,085
				6,550,132
	Technology Hardware, Storage & Peripherals – 1.4%
1,329,000	Black Pearl Compute LLC (b)	6.13%	02/15/31	1,361,829
6,216,000	Fair Isaac Corp. (b)	6.00%	05/15/33	6,288,144
				7,649,973
	Trading Companies & Distributors – 5.9%
574,000	EquipmentShare.com, Inc. (b)	9.00%	05/15/28	601,938
2,307,000	EquipmentShare.com, Inc. (b)	8.63%	05/15/32	2,470,550

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Trading Companies & Distributors (Continued)
$3,327,000	EquipmentShare.com, Inc. (b)	8.00%	03/15/33	$3,538,215
140,000	Herc Holdings, Inc. (b)	5.75%	03/15/31	141,996
2,443,000	Herc Holdings, Inc. (b)	7.25%	06/15/33	2,584,003
140,000	Herc Holdings, Inc. (b)	6.00%	03/15/34	140,880
1,450,379	Park River Holdings, Inc. (b)	8.75%	12/31/30	1,399,740
568,000	Park River Holdings, Inc. (b)	8.00%	03/15/31	572,100
7,461,000	QXO Building Products, Inc. (b)	6.75%	04/30/32	7,734,117
281,000	Synergy Infrastructure Holdings LLC (b)	7.88%	12/01/30	293,414
7,955,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	8,164,384
919,000	WESCO Distribution, Inc. (b)	5.25%	04/15/31	919,671
860,000	WESCO Distribution, Inc. (b)	6.38%	03/15/33	897,230
1,719,000	White Cap Supply Holdings LLC (b)	7.38%	11/15/30	1,746,877
				31,205,115
	Transaction & Payment Processing Services – 0.8%
4,462,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (b)	6.75%	08/15/32	4,371,098
	Total Corporate Bonds and Notes			485,442,861
	(Cost $484,443,908)
Principal Value	Description	Rate (h)	Stated Maturity (i)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) – 20.2%
	Advertising – 0.3%
1,862,433	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.16%	02/20/32	1,863,886
	Aerospace & Defense – 1.3%
3,394,245	Phoenix Aviation Capital Ltd., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	10/28/30	3,362,441
3,371,349	VistaJet Malta Finance PLC, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.41%	03/31/31	3,380,839
				6,743,280
	Application Software – 3.8%
7,026,434	Darktrace PLC (Leia Finco US LLC), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.90%	10/09/32	6,530,227
3,080,907	Internet Brands, Inc. (Web MD / MH Sub I. LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	7.92%	05/03/28	2,525,066
2,703,637	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.57%	04/30/28	2,246,263
2,267,877	LogMeIn, Inc. (GoTo Group, Inc.), First Lien Second Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor (c)	8.57%	04/30/28	710,979
1,704,979	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.67%	03/01/29	1,494,900
2,138,520	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	8.67%	05/08/33	1,638,641
1,558,208	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.70%	04/16/32	1,346,876
2,938,619	Solera Holdings, Inc. (Polaris Newco LLC), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	7.68%	06/04/28	2,517,779
1,063,824	X.AI LLC, Floating Rate Term Loan B, 3 Mo. CME Term SOFR + 7.25%, 0.00% Floor	11.12%	06/30/30	1,104,478
				20,115,209

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Rate (h)	Stated Maturity (i)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) (Continued)
	Automotive Retail – 0.5%
$2,622,965	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	6.67%	05/04/28	$2,620,788
	Building Products – 0.3%
681,175	US LBM Holdings, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	7.53%	06/06/31	567,589
969,120	US LBM Holdings, Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.75% Floor	8.68%	06/06/31	852,826
				1,420,415
	Construction Materials – 0.1%
625,230	Smyrna Ready Mix Concrete LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	04/02/29	627,574
	Data Processing & Outsourced Services – 0.5%
3,085,822	Skopima Consilio Parent LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.42%	05/17/28	2,465,957
	Diversified Support Services – 0.3%
1,842,975	Vestis Corp., Term Loan B-1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	02/22/31	1,767,726
	Electronic Equipment & Instruments – 0.6%
780,224	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	07/12/32	780,228
1,276,175	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Second Lien, 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.17%	07/31/33	1,271,389
1,130,856	VeriFone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	9.18%	08/21/28	1,044,832
				3,096,449
	Food Distributors – 0.1%
759,442	C&S Wholesale Grocers, Inc., Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.67%	09/23/30	749,000
	Health Care Facilities – 0.9%
4,737,180	IVC Evidensia (VetStrategy Canada / IVC Acquisition Midco Ltd.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.42%	12/06/28	4,728,890
	Home Furnishings – 0.1%
550,547	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.02%	10/20/28	549,121
	Industrial Machinery & Supplies & Components – 0.8%
4,077,679	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	10/23/28	4,087,038
	Insurance Brokers – 4.2%
4,702,000	Alera Group Intermediate Holdings, Inc., Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.50%, 0.50% Floor	9.17%	05/30/33	4,640,310
5,772,320	CRC Insurance Group (f/k/a Truist Insurance), Second Lien Term Loan, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	8.42%	05/06/32	5,750,674
365,798	Hub International Limited, 2025 Refi Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.75% Floor	5.92%	06/20/30	362,385

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Rate (h)	Stated Maturity (i)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) (Continued)
	Insurance Brokers (Continued)
$2,074,392	Hyperion Refinance Sarl, Refi Term Loan 2030, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	04/18/30	$1,986,521
9,423,929	OneDigital Borrower LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	8.92%	07/02/32	9,423,976
				22,163,866
	Integrated Telecommunication Services – 0.7%
3,564,569	Numericable U.S. LLC (Altice France SAS or SFR), Term Loan B-14, 3 Mo. CME Term SOFR + 6.88%, 0.00% Floor	10.55%	05/15/31	3,581,500
	Interactive Media & Services – 2.1%
6,233,705	Twitter, Inc. (X Corp.), Fixed Rate Term Loan	9.50%	10/29/29	6,550,066
4,388,951	Twitter, Inc. (X Corp.), Term Loan B-1, 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.45%	10/26/29	4,405,870
				10,955,936
	IT Consulting & Other Services – 0.3%
1,638,004	Gainwell Acquisition Corp. (f/k/a Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	7.77%	10/01/27	1,558,151
	Life Sciences Tools & Services – 0.4%
2,424,779	Syneos Health, Inc. (Star Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	09/30/30	2,354,642
	Metal, Glass & Plastic Containers – 0.3%
1,784,860	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	7.65%-7.67%	09/15/28	1,764,780
	Other Specialty Retail – 0.2%
1,042,725	PetSmart LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.68%	08/18/32	1,038,377
	Pharmaceuticals – 0.4%
2,214,928	Opella Healthcare Group (Opal U.S. LLC), Refi Term Loan B4 (USD), 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.69%	04/23/32	2,215,204
	Research & Consulting Services – 0.5%
1,149,440	Amspec Parent LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.17%	12/22/31	1,154,475
1,575,540	Clarivate Analytics PLC (Camelot), 2025 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	01/31/31	1,344,463
				2,498,938
	Security & Alarm Services – 1.0%
5,418,124	Garda World Security Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	02/01/29	5,416,445
	Systems Software – 0.4%
1,757,099	Idera, Inc. (Flash Charm), Second Lien Term Loan, 3 Mo. CME Term SOFR + 6.75%, 0.75% Floor	10.56%	03/02/29	1,268,037
131,425	Kaseya, Inc., Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.67%	03/20/33	107,550
1,009,800	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.42%	07/26/32	876,001
				2,251,588

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Rate (h)	Stated Maturity (i)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) (Continued)
	Trading Companies & Distributors – 0.1%
$413,627	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	11/29/30	$411,069
	Total Senior Floating-Rate Loan Interests			107,045,829
	(Cost $112,476,238)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) – 15.9%
	Aerospace & Defense – 0.6%
1,695,000	Bombardier, Inc. (b)	6.75%	06/15/33	1,788,213
1,418,000	Phoenix Aviation Capital Ltd. (b)	9.25%	07/15/30	1,486,770
				3,274,983
	Automotive Parts & Equipment – 0.6%
1,514,000	Clarios Global, L.P. / Clarios US Finance Co. (b)	6.75%	02/15/30	1,586,612
1,414,000	Clarios Global, L.P. / Clarios US Finance Co. (b)	6.75%	09/15/32	1,468,580
				3,055,192
	Data Processing & Outsourced Services – 0.4%
2,498,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (b)	4.00%	06/15/29	2,102,751
	Diversified Support Services – 0.7%
3,421,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. (b)	7.00%	05/21/30	3,584,722
	Environmental & Facilities Services – 0.5%
2,750,000	GFL Environmental, Inc. (b)	6.75%	01/15/31	2,887,775
	Homebuilding – 0.6%
3,411,000	Mattamy Group Corp. (b)	6.00%	12/15/33	3,360,065
	Hotels, Resorts & Cruise Lines – 0.7%
1,665,000	Carnival Corp. (b)	5.88%	06/15/31	1,741,094
1,712,000	Carnival Corp. (b)	5.75%	08/01/32	1,778,852
285,000	Viking Cruises Ltd. (b) (c)	5.88%	10/15/33	290,912
				3,810,858
	Insurance Brokers – 3.5%
7,568,000	Ardonagh Finco Ltd. (b)	7.75%	02/15/31	7,754,023
1,261,000	Ardonagh Group Finance Ltd. (b)	8.88%	02/15/32	1,245,705
4,596,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (b)	7.25%	02/15/31	4,661,833
3,212,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (b)	8.13%	02/15/32	3,078,021
1,661,000	Jones Deslauriers Insurance Management, Inc. (b)	8.50%	03/15/30	1,724,623
				18,464,205
	IT Consulting & Other Services – 0.7%
4,000,000	Elastic NV (b)	4.13%	07/15/29	3,783,012
	Life Sciences Tools & Services – 0.4%
1,800,000	Icon Investments Six DAC	5.85%	05/08/29	1,843,378
	Metal, Glass & Plastic Containers – 1.5%
3,304,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC (b)	6.25%	01/30/31	3,383,342
2,967,000	Canpack SA / Canpack US LLC (b)	3.88%	11/15/29	2,840,476
787,000	Trivium Packaging Finance B.V. (b)	8.25%	07/15/30	843,574

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Metal, Glass & Plastic Containers (Continued)
$581,000	Trivium Packaging Finance B.V. (b)	12.25%	01/15/31	$640,198
				7,707,590
	Pharmaceuticals – 0.9%
4,426,000	Opal Bidco SAS (b)	6.50%	03/31/32	4,561,644
	Restaurants – 2.6%
14,344,000	1011778 BC ULC / New Red Finance, Inc. (b)	4.00%	10/15/30	13,783,749
	Security & Alarm Services – 0.4%
158,000	Garda World Security Corp. (b)	8.25%	08/01/32	161,652
1,992,000	Garda World Security Corp. (b)	8.38%	11/15/32	2,042,150
				2,203,802
	Specialized Consumer Services – 0.6%
3,073,000	Belron UK Finance PLC (b)	5.75%	10/15/29	3,142,979
	Trading Companies & Distributors – 0.6%
3,087,000	Azorra Finance Ltd. (b)	6.25%	02/15/34	3,043,329
	Wireless Telecommunication Services – 0.6%
3,579,000	Ziggo BV (b)	4.88%	01/15/30	3,375,795
	Total Foreign Corporate Bonds and Notes			83,985,829
	(Cost $82,721,020)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
220,989	Akorn, Inc. (d) (j) (k)	8,840
	(Cost $2,534,056)
MONEY MARKET FUNDS (a) – 0.2%
1,168,058	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (l)	1,168,058
	(Cost $1,168,058)
	Total Investments – 127.9%	677,651,417
	(Cost $683,343,280)
	Outstanding Loan – (29.4)%	(156,000,000)
	Net Other Assets and Liabilities – 1.5%	8,308,808
	Net Assets – 100.0%	$529,960,225

(a)	All or a portion of these securities serve as collateral for the outstanding loan unless otherwise indicated. At February 28, 2026, the segregated value of these securities amounts to $675,311,494.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2026, securities noted as such amounted to $543,855,049 or
102.6% of net assets.

(c)	This security does not serve as collateral for the outstanding loan.
(d)	This issuer has filed for protection in bankruptcy court.
(e)	This issuer is in default and interest is not being accrued by the Fund.
(f)	When-issued security. The interest rate shown reflects the rate in effect at February 28, 2026. Interest will begin accruing on the security’s first settlement date.

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
(g)	Zero coupon security.
(h)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(i)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(j)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(k)	Non-income producing security.
(l)	Rate shown reflects yield as of February 28, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows:
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$485,442,861	$—	$485,442,861	$—
Senior Floating-Rate Loan Interests*	107,045,829	—	107,045,829	—
Foreign Corporate Bonds and Notes*	83,985,829	—	83,985,829	—
Common Stocks*	8,840	—	8,840	—
Money Market Funds	1,168,058	1,168,058	—	—
Total Investments	$677,651,417	$1,168,058	$676,483,359	$—

*	See Portfolio of Investments for industry breakout.

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Restricted Securities
As of February 28, 2026, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees:
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	220,989	$0.04	$2,534,056	$8,840	0.00%†
† Amount is less than 0.01%.